Share-based payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Summary of share-based payment arrangements
As of December 31, 2025, the outstanding plans are as follows:

Plan	Instrument type	Participants
At-Listing Plan	Restricted Share Units ("RSUs")	All executives and other key management members
Long Term Incentive Plan	Performance Share Units ("PSUs") and RSUs	EMT and other key management members
One-time Retention Bonus Plan	RSUs	Eligible employees
Employee Stock Purchase Plan	Restricted Stock Award ("RSAs")	Eligible employees
Share Based Retention Program	RSUs	Eligible employees
The following table outlines the key terms of PSUs and RSUs granted under the plan:

Plan year	Grant date	Vesting period	Vesting commencement	Final vesting date
2022	September 09, 2022	3-year cliff	June 24, 2022	June 24, 2025
2023	April 03, 2023	3-year cliff	January 01, 2023	April 03, 2026
2024	April 05, 2024	3-year cliff	January 01, 2024	June 01, 2027
2025	January 20, 2025	3-year cliff	January 01, 2025	January 20, 2028
The fair value of the RSUs granted under these plans are determined by reference to the Group's closing share price on the grant date or the closing share price on the business day immediately preceding the grant date as shown in the following table:

	2022	2023	2024	2025
Valuation model	Market price at grant date	Market price on business day immediately preceding grant date	Market price on business day immediately preceding grant date	Market price on business day immediately preceding grant date
Fair value per instrument	$6.72	$3.79	$1.53	$1.09
The units linked to non-market-based vesting conditions were fair valued by reference to the Group's closing share price on the grant date or the closing share price on the business day immediately preceding the grant date as shown in the following table:

	2022	2023	2024	2025
Valuation model	Market price at grant date	Market price on business day immediately preceding grant date	Market price on business day immediately preceding grant date	Market price on business day immediately preceding grant date
Fair value per instrument	$6.72	$3.79	$1.53	$1.09
The following table illustrates total share-based compensation expense, all of which was equity settled, for the years ended December 31, 2025, 2024, and 2023:

	For the year ended December 31,
	2025	2024	2023
Selling, general and administrative expense	7,431	7,257	5,131
Research and development expense	1,711	2,584	262
Total	9,142	9,841	5,393

Summary of number and weighted average exercise prices of other equity instruments
The following table illustrates share activity adjusted for ADS Ratio Change (figures are presented in ones) for the years ended December 31, 2025 and 2024. Refer to Note 21 - Equity for further details on the ADS Ratio Change.

	At-Listing Plan	Long Term Incentive Plan		One-time Retention Bonus Plan	Employee Stock Purchase Plan	Share Based Retention Program	Total
	RSUs	RSUs	PSUs	RSUs	RSAs	RSUs	All shares
Outstanding as of January 1, 2024	5,097	20,306	65,703	—	—	—	91,106
Granted during the year	—	45,162	111,776	333,481	29,228	—	519,647
Forfeited during the year	(289)	(11,379)	(52,842)	(30,032)	(306)	—	(94,848)
Vested during year	(4,808)	—	—	—	—	—	(4,808)
Outstanding as of December 31, 2024	—	54,089	124,637	303,449	28,922	—	511,097
Granted during the year	—	131,733	224,561	—	22,685	29,222	408,201
Forfeited during the year	—	(18,228)	(38,508)	(9,136)	(23,584)	(1,588)	(91,044)
Vested during year	—	(2,979)	(13,366)	(297,170)	—	—	(313,515)
Outstanding as of December 31, 2025	—	164,615	297,324	(2,857)	28,023	27,634	514,739

Summary of key assumptions and inputs
The units linked to market-based vesting conditions were measured using a Monte Carlo simulation. The key assumptions and inputs considered for the valuation have been mentioned in the below table:

Assumptions	2022	2023	2024	2025
Beginning of performance period	January 1, 2022	January 1, 2023	January 1, 2024	January 1, 2025
End of performance period	December 31, 2024	December 31, 2025	December 31, 2026	December 31, 2027
Expected term	2.3 years	2.7 years	2.7 years	2.9 years
Risk free rate	3.5%	3.8%	4.5%	4.3%
Dividend yield	—%	—%	—%	—%
Company's volatility	70.0%	75.0%	75.0%	84.0%
No of simulation iterations	100,000	100,000	100,000	50,000
Weighted average fair value per PSU	$7.02	$3.68	$1.57	$1.19